Other (Income) Expense - Summary of Other (Income) Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of other operating income [line items]
Interest income	$ (441)	$ (95)	$ (523)	$ (97)
Dividends received	(108)		(220)
Foreign exchange (gain) loss	(433)	221	(19)	637
(Gain) loss on fair value adjustment of share purchase warrants held	154	194	897	1,145
(Gain) loss on fair value adjustment of convertible notes receivable		(3,388)	1,380	(4,626)
Other	8	(352)	(2,165)	(360)
Total other (income) expense	$ (820)	$ (3,420)	$ (650)	$ (3,301)